United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: March 31, 2013

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		J. Russell King
Title:		President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
J. Russell King			Livonia, Michigan	April 23, 2013

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		54

Form 13F Information Table Value Total:		$122,926,407.36






                                Class	        	Current         SH/	PUT/	INVSTMT	OTHER	  VOTING AUTHORITY
Description                     Title	Symbol 		X 1000	Shares	PRN	CALL	DSCRETN	MANAGERS SOLE	SHARED	NONE
Ford Motor Company               Com   	F              	6570	499636	0	0	SOLE	0	499636	0	0
Sprint Nextel Corporation        COM	S               2136	344000	0	0	SOLE	0	344000	0	0
Southwest Airlines Co            COM	LUV             4426	328324	0	0	SOLE	0	328324	0	0
Redwood Trust, Inc               COM	RWT             7476	322530	0	0	SOLE	0	322530	0	0
Gannett Co.                      COM	GCI             5723	261695	0	0	SOLE	0	261695	0	0
Telefonica Spon ADR              COM	TEF             2668	197494	0	0	SOLE	0	197494	0	0
Berkshire Hathaway Cl B          COM	BRKB            17406	167048	0	0	SOLE	0	167048	0	0
Pfizer Incorporated              COM	PFE             4569	158301	0	0	SOLE	0	158301	0	0
Quantum Cp Dlt & Storag          COM	QTM             202	157800	0	0	SOLE	0	157800	0	0
Intel Corp                       COM	INTC            3302	151225	0	0	SOLE	0	151225	0	0
Chicos Fas Inc                   COM	CHS             2494	148460	0	0	SOLE	0	148460	0	0
Vodafone Group New Adr           COM	VOD             3584	126196	0	0	SOLE	0	126196	0	0
Microsoft Corp                   COM	MSFT            3544	123879	0	0	SOLE	0	123879	0	0
General Electric Company         COM	GE              2471	106880	0	0	SOLE	0	106880	0	0
Marathon Oil Corporation         COM	MRO             3387	100445	0	0	SOLE	0	100445	0	0
North Star Strtgc Minerl         COM	662586999	0	100000	0	0	SOLE	0	100000	0	0
Schw Intl Eq Etf                 COM	SCHF            2185	78468	0	0	SOLE	0	78468	0	0
U S G Corporation New            COM	USG             2068	78200	0	0	SOLE	0	78200	0	0
Unumprovident Corp               COM	UNM             2086	73850	0	0	SOLE	0	73850	0	0
Ishares Msci Singapore           COM	EWS             915	65570	0	0	SOLE	0	65570	0	0
Morgan Stanley                   COM	MS              1331	60559	0	0	SOLE	0	60559	0	0
Harris Corporation               COM	HRS             2713	58555	0	0	SOLE	0	58555	0	0
Vanguard Emerging Market         COM	VWO             2291	53403	0	0	SOLE	0	53403	0	0
Partnerre Ltd                    COM	PRE             4776	51297	0	0	SOLE	0	51297	0	0
Cereplast Inc New                COM	CERP            1	50000	0	0	SOLE	0	50000	0	0
Marathon Pete Corp               COM	MPC             4355	48600	0	0	SOLE	0	48600	0	0
Merck & Co Inc New               COM	MRK             1991	45050	0	0	SOLE	0	45050	0	0
WT Emerging Mkt Local Debt       COM	ELD             2344	44630	0	0	SOLE	0	44630	0	0
Sanofi Aventis Adr               COM	SNY             2273	44490	0	0	SOLE	0	44490	0	0
A T & T Inc. New                 COM	T               1615	44023	0	0	SOLE	0	44023	0	0
Proshs Ultrashort Lehman         COM	TBT             2854	43431	0	0	SOLE	0	43431	0	0
Auto Data Processing             COM	ADP             2412	37085	0	0	SOLE	0	37085	0	0
J P Morgan Chase & Co.           COM	JPM             1532	32275	0	0	SOLE	0	32275	0	0
Apache Corp                      COM	APA             2482	32163	0	0	SOLE	0	32163	0	0
Hewlett-Packard Company          COM	HPQ             760	31862	0	0	SOLE	0	31862	0	0
Bp P.L.C.                        COM	BP              1280	30216	0	0	SOLE	0	30216	0	0
Tuffnell Ltd                     COM	TUFF            0	30000	0	0	SOLE	0	30000	0	0
Johnson & Johnson                COM	JNJ             2027	24862	0	0	SOLE	0	24862	0	0
WT India Earnings                COM	EPI             419	23340	0	0	SOLE	0	23340	0	0
North Star & Zale Inc            COM	662554997	0	20000	0	0	SOLE	0	20000	0	0
Intl Business Machines Corp.     COM	IBM             3496	16390	0	0	SOLE	0	16390	0	0
WT Emerging Small Cap Div Fund   COM	DGS             547	10600	0	0	SOLE	0	10600	0	0
Hyperdynamics Corp               COM	HDY             6	10000	0	0	SOLE	0	10000	0	0
Black Sea Minerals Inc           COM	91939108	0	10000	0	0	SOLE	0	10000	0	0
Exxon Mobil Corporation          COM	XOM             890	9874	0	0	SOLE	0	9874	0	0
Unitedhealth Group Inc           COM	UNH             552	9645	0	0	SOLE	0	9645	0	0
American Capital Ltd             COM	ACAS            130	8923	0	0	SOLE	0	8923	0	0
Wells Fargo & Co New             COM	WFC             259	7003	0	0	SOLE	0	7003	0	0
BHP Billiton Ltd ADR             COM	BHP             429	6275	0	0	SOLE	0	6275	0	0
Philip Morris Intl Inc           COM	PM              548	5916	0	0	SOLE	0	5916	0	0
Lab Cp Of Amer Hldg New          COM	LH              469	5200	0	0	SOLE	0	5200	0	0
Vanguard Total Stock Mkt         COM	VTI             240	2969	0	0	SOLE	0	10000	0	0
Chevron Corporation              COM	CVX             261	2200	0	0	SOLE	0	40000	0	0
Celgene Corp                     COM	CELG            209	1800	0	0	SOLE	0	30000	0	0
Vanguard Variable Ann.           COM	VVAMM.1         222	2	0	0	SOLE	0	10000	0	0


